CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Time Charter Revenues	$ 220,785	$ 255,669	$ 275,448
Other revenues	2,447	1,117	0
EXPENSES:
Voyage expenses	8,274	10,597	12,392
Vessel operating expenses	66,293	55,375	52,585
Depreciation and amortization of deferred charges	62,010	55,278	53,083
General and administrative expenses	24,913	25,123	25,347
Foreign currency gains	(1,374)	(503)	(1,598)
Operating income	63,116	110,916	133,639
OTHER INCOME / (EXPENSES):
Interest and finance costs	(7,618)	(4,924)	(5,213)
Interest income	1,432	1,033	920
Loss from derivative instruments	(518)	(737)	(1,477)
Income / (loss) from investment in Diana Containerships Inc.	(1,773)	1,207	0
Total other expenses, net	(8,477)	(3,421)	(5,770)
Net income	54,639	107,495	127,869
Loss assumed by non-controlling interests	0	2	910
Net income attributed to Diana Shipping Inc.	$ 54,639	$ 107,497	$ 128,779
Earnings per common share, basic	$ 0.67	$ 1.33	$ 1.60
Earnings per common share, diluted	$ 0.67	$ 1.33	$ 1.59
Weighted average number of common shares, basic	81,083,485	81,081,774	80,682,770
Weighted average number of common shares, diluted	81,083,485	81,124,348	80,808,232